BUSINESS COMBINATION - Schedule of Reverse Recapitalization, Reconciliation (FY) (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 01, 2023	Dec. 31, 2023	Dec. 31, 2022
Reverse Recapitalization [Abstract]
Cash - PACI trust and cash (net of redemptions)		$ 19,081
Less Transaction related expenses and other costs	$ (5,700)	(6,898)
Less Net liabilities assumed from PACI		(1,722)	$ 0
Net proceeds from the business combination		$ 10,461